CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 3,385	$ 372	$ 202	$ 482	$ (13)	$ (49)	$ 96	$ 233	$ 4,441	$ 268	$ (2,337)
Other Comprehensive (Loss)/Income, net of tax
Unrealized gain on derivatives, net of income tax									0	23	13
Foreign currency translation adjustments, net of income tax									(1)	(11)	12
Available-for-sale securities, net of income tax									(19)	1	(8)
Defined benefit plans, net of income tax									(78)	(35)	46
Other comprehensive (loss)/income									(98)	(22)	63
Comprehensive Income/(Loss)									4,343	246	(2,274)
Less: Comprehensive income/(loss) attributable to noncontrolling interests and redeemable noncontrolling interests									3	14	(179)
Comprehensive Income/(Loss) Attributable to NRG Energy, Inc.									$ 4,340	$ 232	$ (2,095)